Prepaid and Other Receivables	12 Months Ended
Dec. 31, 2021
Prepaid And Other Receivables [Abstract]
Prepaid and Other Receivables
NOTE 12 – PREPAID AND OTHER RECEIVAB
LE
S
Prepaid Expenses and Other Receivables
The Company’s prepaid expenses and other receivables
consist
of
the
following:

(in ‘000)	December 31, 2021	December 31, 2020
Prepaid deposits	$1,030	$1,734
Prepaid expenses	6,418	3,695
Other receivables	—	—

Total Prepaid expenses and other receivables	$7,448	$5,429